HEDGING ACTIVITIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 AUD ($)
Disclosure of detailed information about hedges [line items]
Notional amount	€ 4,383,000,000	€ 1,670,000,000	€ 1,492,000,000
Gains (losses) recognized in other comprehensive income from cash flow hedges	25,000,000	10,000,000	€ 33,000,000
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument		11,000,000
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument		30,000,000
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Deal contingent forward
Disclosure of detailed information about hedges [line items]
Notional amount	3,000,000,000.0			$ 4,800
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	700,000,000	1,200,000,000
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 700,000,000	€ 500,000,000